Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw materials	€ 541	€ 24,801
Increase in inventory	24,260
Raw materials write-off	47,129	€ 47,129	€ 80,021
Inventory piling for pandemic preparedness agreement	€ 23,670